Leasehold commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,330
2014	2,192
2015	2,013
2016	1,678
2017	1,587
Thereafter	17,438
Total minimum payments (1)	$ 27,238	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $1,318 thousand due in the future under non-cancelable subleases.